Allowance For Doubtful Accounts And Credit Losses (Schedule Of Allowance For Credit Losses And Recorded Investment In Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	¥ 5,124	¥ 4,117
Provision	2,098	2,279
Charge-offs	(628)	(945)
Recoveries	12	11
Other	783	(338)
Balance at end of year	7,389	5,124
Individually evaluated for impairment	722	906
Collectively evaluated for impairment	6,667	4,218
Balance at end of year	446,887	374,839
Individually evaluated for impairment	736	922
Collectively evaluated for impairment	446,151	373,917
Retail Finance Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	732	603
Provision	446	621
Charge-offs	(628)	(473)
Recoveries	12	11
Other	72	(30)
Balance at end of year	634	732
Individually evaluated for impairment	307	404
Collectively evaluated for impairment	327	328
Balance at end of year	262,584	204,593
Individually evaluated for impairment	307	404
Collectively evaluated for impairment	262,277	204,189
Finance Lease Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	3,365	2,498
Provision	2,085	1,647
Charge-offs		(472)
Other	711	(308)
Balance at end of year	6,161	3,365
Collectively evaluated for impairment	6,161	3,365
Balance at end of year	124,040	111,936
Collectively evaluated for impairment	124,040	111,936
Long-Term Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	1,027	1,016
Provision	(433)	11
Balance at end of year	594	1,027
Individually evaluated for impairment	415	502
Collectively evaluated for impairment	179	525
Balance at end of year	60,263	58,310
Individually evaluated for impairment	429	518
Collectively evaluated for impairment	¥ 59,834	¥ 57,792